PROVISIONS - Estimated Undiscounted Amounts Of Cash Flows Required To Settle Obligations (Details) - 12 months ended Dec. 31, 2017 CAD in Millions, $ in Millions	USD ($)	CAD
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD)	$ 139.3	CAD 172.7
Rosebel Gold Mines N.V.
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | $	$ 58.3
Average Real Discount Rates	0.40%
Essakane S.A.
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | $	$ 81.0
Average Real Discount Rates	0.30%
Doyon
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | CAD		147.2
Average Real Discount Rates	0.30%
Other Canadian Sites
Disclosure of other provisions [line items]
Undiscounted Amounts required (in CAD and USD) | CAD		CAD 25.5
Average Real Discount Rates	0.30%